Invested Assets and Investment Income - Schedule of Carrying Values and Fair Values of Invested Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	$ 20,300	$ 16,215	$ 15,965
Debt securities	198,122	185,594
Public equities	22,851	19,179
Mortgages	49,376	48,363
Private placements	37,979	35,754
Policy loans	6,471	6,446
Loans to bank clients	1,740	1,793
Real estate	12,928	12,777
Total invested assets	378,527	353,664
Other invested assets	28,760	27,543
FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	1,859	1,080
Debt securities	116,044	107,425
Public equities	20,060	16,721
Total invested assets	203,627	187,409
AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	13,084	10,163
Debt securities	5,285	5,245
Public equities	2,791	2,458
Total invested assets	47,789	43,579
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	5,357	4,972
Mortgages	49,376	48,363
Private placements	37,979	35,754
Policy loans	6,471	6,446
Loans to bank clients	1,740	1,793
Total invested assets	127,111	122,676
Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	20,300	16,215
Public equities	22,851	19,179
Mortgages	51,450	48,628
Private placements	41,743	36,103
Policy loans	6,471	6,446
Loans to bank clients	1,742	1,797
Total invested assets	386,496	356,217
Canadian government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	23,361	23,787
Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	18,582	16,445
Canadian government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	4,779	7,342
Canadian government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	23,361	23,787
U.S. government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	28,252	25,924
U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	11,031	11,934
U.S. government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	17,221	13,990
U.S. government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	28,252	25,924
Other government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	21,743	20,260
Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	17,383	16,159
Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	4,360	4,101
Other government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	21,743	20,260
Corporate [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	121,329	112,670
Corporate [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	116,044	107,425
Corporate [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	5,285	5,245
Corporate [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	121,329	112,670
Mortgage/asset-backed securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	3,437	2,953
Mortgage/asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	3,267	2,774
Mortgage/asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	170	179
Mortgage/asset-backed securities [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	3,437	2,953
Real estate own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate		2,016
Other invested assets	1,926
Real estate own use property [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate		2,016
Other invested assets	1,926
Real estate own use property [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate		3,179
Other invested assets	3,275
Investment property [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate		10,761
Other invested assets	11,002
Investment property [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate		10,761
Other invested assets	11,002
Investment property [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate		10,761
Other invested assets	11,002
Alternative long-duration assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	24,843	23,438
Alternative long-duration assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	15,252	14,720
Alternative long-duration assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	99	101
Alternative long-duration assets [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	9,492	8,617
Alternative long-duration assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	25,622	24,211
Various other [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	3,917	4,105
Various other [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	149	151
Various other [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	3,768	3,954
Various other [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	$ 3,918	$ 4,104